Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Risk Management and Strategy

We have implemented and maintained various information security processes designed to identify, assess and manage material risks from cybersecurity threats to our critical computer networks, communications systems, hardware and software, and our critical data, including intellectual property, and confidential information that is proprietary, strategic or competitive in nature (“Information Systems and Data”).

Our cybersecurity incident management team (the “CSI management team”) helps identify, assess and manage our cybersecurity threats and risks. The CSI management team identifies and assesses risks from cybersecurity threats by monitoring and evaluating our threat environment using various methods. Depending on the environment, we implement and maintain various measures, processes and policies designed to manage and mitigate material risks from cybersecurity threats to our Information Systems and Data, including, for example, adopting cybersecurity incident response policy, materiality assessment playbook, incident detection and response, risk assessments, network security controls, data segregation, access control, physical security, asset management, systems monitoring, vendor risk management program, employee training, penetration testing, cybersecurity insurance, dedicated cybersecurity staff, asset management, tracking and disposal, and systems monitoring.

Our assessment and management of material risks from cybersecurity threats are integrated into our overall risk management processes. For example, (i) the CSI management team works with management to prioritize our risk management processes and mitigate cybersecurity threats that are more likely to lead to a material impact to our business, and (ii) our senior management evaluates material risks from cybersecurity threats against our overall business objectives and reports to the audit committee of the board of directors, which evaluates our overall enterprise risk.

We use third-party service providers to assist us from time to time to identify, assess, and manage material risks from cybersecurity threats, including for example cybersecurity consultants and cybersecurity software providers. We have a vendor management program to manage cybersecurity risks associated with our use of these providers. The program includes risk assessment for each vendor, review of vendor’s written security program, review of security assessment, report, audit, vulnerability scans related to the vendor, security assessment calls with the vendor’s security personnel, and imposition of information contractual obligations on the vendor. Depending on the nature of the services provided, the sensitivity of the Information Systems and Data at issue, and the identity of the provider, our vendor management process may involve different levels of assessment designed to help identify cybersecurity risks associated with a provider and impose contractual obligations related to cybersecurity on the provider.

For a description of the risks from cybersecurity threats that may materially affect our company and how they may do so, see our risk factors under “Part I. Item 3D. Risk Factors in this Annual Report” on Form 20-F, including the risk factors headed “Any significant cybersecurity incident or disruption of our information technology systems or those of third-party partners could materially damage our user relationships and subject us to significant reputational, financial, legal and operational consequences,” and “Historically there have been occurrences of unexpected network interruptions and security breaches, including “hacking” or computer virus attacks. Such disruptions in the future would cause delays or interruptions of service, damage our reputation and result in a loss of users of our products, which could harm our business, operating results, and financial condition.”

Governance

Our board of directors addresses our company’s cybersecurity risk management as part of its general oversight function. The board of directors’ audit committee is responsible for overseeing our cybersecurity risk management processes, including oversight and mitigation of risks from cybersecurity threats.

Our cybersecurity risk assessment and management processes are implemented and maintained by certain of our management, including An Yi, who is the head of our IT department. In addition, our human resource director is responsible for hiring appropriate personnel, helping to integrate cybersecurity risk considerations into our overall risk management strategy, and communicating key priorities to relevant personnel. Our financial controller is responsible for approving budgets, helping prepare for cybersecurity incidents, approving cybersecurity processes, and reviewing security assessments and other security-related reports.

Our cybersecurity incident response policy is designed to escalate certain cybersecurity incidents to CSI management team depending on the circumstances, including our chief executive officer. The CSI management team works with our company’s senior management team to help our company mitigate and remediate cybersecurity incidents of which they are notified. In addition, our company’s cybersecurity incident response policy includes reporting to the audit committee of the board of directors for certain cybersecurity incidents. The audit committee receives periodic reports from our CSI management team concerning our company’s significant cybersecurity threats and risk and the processes our company has implemented to address them. The audit committee also has access to various reports, summaries or presentations related to cybersecurity threats, risk and mitigation.

Cybersecurity Risk Management Processes Integrated [Text Block]	Our assessment and management of material risks from cybersecurity threats are integrated into our overall risk management processes.
Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Role of Management [Text Block]	risk management processes. For example, (i) the CSI management team works with management to prioritize our risk management processes and mitigate cybersecurity threats that are more likely to lead to a material impact to our business, and (ii) our senior management evaluates material risks from cybersecurity threats against our overall business objectives and reports to the audit committee of the board of directors, which evaluates our overall enterprise risk.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Board of Directors Oversight [Text Block]

Our board of directors addresses our company’s cybersecurity risk management as part of its general oversight function. The board of directors’ audit committee is responsible for overseeing our cybersecurity risk management processes, including oversight and mitigation of risks from cybersecurity threats.

Our cybersecurity risk assessment and management processes are implemented and maintained by certain of our management, including An Yi, who is the head of our IT department. In addition, our human resource director is responsible for hiring appropriate personnel, helping to integrate cybersecurity risk considerations into our overall risk management strategy, and communicating key priorities to relevant personnel. Our financial controller is responsible for approving budgets, helping prepare for cybersecurity incidents, approving cybersecurity processes, and reviewing security assessments and other security-related reports.

Our cybersecurity incident response policy is designed to escalate certain cybersecurity incidents to CSI management team depending on the circumstances, including our chief executive officer. The CSI management team works with our company’s senior management team to help our company mitigate and remediate cybersecurity incidents of which they are notified. In addition, our company’s cybersecurity incident response policy includes reporting to the audit committee of the board of directors for certain cybersecurity incidents. The audit committee receives periodic reports from our CSI management team concerning our company’s significant cybersecurity threats and risk and the processes our company has implemented to address them. The audit committee also has access to various reports, summaries or presentations related to cybersecurity threats, risk and mitigation.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	The board of directors’ audit committee is responsible for overseeing our cybersecurity risk management processes, including oversight and mitigation of risks from cybersecurity threats.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true